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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page

Report for the Calendar Year or Quarter Ended: September 30, 2011

Check here if Amendment: [ ]; Amendment Number: ____
This Amendment (Check only one): [ ] is a restatement
                                 [ ] adds new holding entries.

Institutional Manager Filing this Report:

Name:    White Elm Capital, LLC
Address: 537 Steamboat Road, Suite 300
         Greenwich, Connecticut 06830

13F File Number: 028-13294

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Matthew Iorio
Title: Managing Member
Phone: 203-742-6000

Signature, Place and Date of Signing:


/s/ Matthew Iorio                    Greenwich, Connecticut    November 14, 2011
----------------------------------   ----------------------   ------------------
[Signature]                               [City, State]             [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: NONE

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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:               1
Form 13F Information Table Entry Total:         20
Form 13F Information Table Value Total:   $176,331
                                        (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.   Form 13F File Number                 Name
---   --------------------   --------------------------------
 1    028-13295              White Elm Capital Partners, L.P.

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
                                                      MARKET VALUE SHARE/PRN SHARE/ PUT/   INVESTMENT    OTHER     VOTING AUTHORITY
NAME OF ISSUER               TITLE OF CLASS   CUSIP   (USD)(X1000)  AMOUNT    PRN   CALL   DISCRETION   MANAGERS  SOLE  SHARED NONE
--------------               -------------- --------- ------------ --------- ------ ---- -------------- -------- ------ ------ ----
ACCRETIVE HEALTH INC         COM            00438V103        2,856   134,525 SH          Shared-Defined     1     2,856
APPLE INC                    COM            037833100        5,186    13,600 SH          Shared-Defined     1     5,186
CROWN CASTLE INTL CORP       COM            228227104       12,612   310,100 SH          Shared-Defined     1    12,612
DAVITA INC                   COM            23918K108        8,554   136,500 SH          Shared-Defined     1     8,554
FIRST CASH FINL SVCS INC     COM            31942D107       12,398   295,539 SH          Shared-Defined     1    12,398
FOSSIL INC                   COM            349882100        6,482    79,960 SH          Shared-Defined     1     6,482
GOLAR LNG LTD BERMUDA        SHS            G9456A100       23,269   732,202 SH          Shared-Defined     1    23,269
GOLAR LNG PARTNERS LP        COM UNIT LPI   Y2745C102        3,674   143,700 SH          Shared-Defined     1     3,674
LIBERTY GLOBAL INC           COM SER A      530555101        9,664   267,100 SH          Shared-Defined     1     9,664
LIBERTY GLOBAL INC           COM SER C      530555309       11,034   318,818 SH          Shared-Defined     1    11,034
MASTERCARD INC               CL A           57636Q104       13,305    41,950 SH          Shared-Defined     1    13,305
PRICELINE COM INC            COM NEW        741503403       10,472    23,300 SH          Shared-Defined     1    10,472
PRICESMART INC               COM            741511109        6,256   100,391 SH          Shared-Defined     1     6,256
RALPH LAUREN CORP            CL A           751212101       11,245    86,700 SH          Shared-Defined     1    11,245
SBA COMMUNICATIONS CORP      COM            78388J106       12,447   361,000 SH          Shared-Defined     1    12,447
SENSATA TECHNOLOGIES HLDG BV SHS            N7902X106        6,737   254,600 SH          Shared-Defined     1     6,737
SIRIUS XM RADIO INC          COM            82967N108        5,005 3,314,300 SH          Shared-Defined     1     5,005
SOURCEFIRE INC               COM            83616T108        5,470   204,418 SH          Shared-Defined     1     5,470
TRANSDIGM GROUP INC          COM            893641100        9,285   113,684 SH          Shared-Defined     1     9,285
TRINA SOLAR LIMITED          SPON ADR       89628E104          380    62,500 SH     PUT  Shared-Defined     1       380